Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 14, 2018	Aug. 10, 2018	Mar. 12, 2018	Jul. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018		Jul. 26, 2018
Related Party Transactions (Textual)
Accrued expenses due to related parties							$ 3,000,000	$ 3,000,000
Total interest expense							866,875	800,467	[1]
Accrued interest on loans							22,279	1,184
Note [Member] | Minimum [Member]
Related Party Transactions (Textual)
Principal amount										$ 1,000,000
Note [Member] | Maximum [Member]
Related Party Transactions (Textual)
Principal amount										3,000,000
John Herzog [Member]
Related Party Transactions (Textual)
Borrowed from related party			$ 30,000
Related party transactions interest rate				12.00%
Principal amount				$ 1,000,000
Cash proceeds				$ 1,000,000
Mr. Herzog
Related Party Transactions (Textual)
Principal amount	$ 2,000,000									$ 1,000,000
Cash proceeds	2,000,000
Accrued expenses due to related parties					$ 492,602		402,849
Reflecting payment	$ 2,000,000
Description of credit agreement	The maturity date of the Note from March 31, 2019 to September 30, 2020
Total interest expense					$ 89,753	$ 88,767	360,000	82,849
Mr. Yakov [Member]
Related Party Transactions (Textual)
Related party transactions interest rate					12.00%
Additional loan amount					$ 386,467		386,467
Total interest expense					11,562	$ 2,367
Accrued compensation					568,027		568,027	568,292
Repaid advances					17,684		17,684	17,684
Accrued interest on loans					$ 33,832
Ronny Yakov [Member]
Related Party Transactions (Textual)
Borrowed from related party		$ 25,000
Related party transactions interest rate		12.00%
Additional loan amount		$ 361,467
Total interest expense							$ 21,096	$ 1,553

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.